Balance Sheets (USD $)	Mar. 31, 2011	Mar. 31, 2010
Current assets
Cash	$ 25,114	$ 44,142
Total current assets	25,114	44,142
Total assets	25,114	44,142
LIABILITIES
Accounts payables and accrued liabilities		1,389
Total current liabilities		1,389
Total liabilities		1,389
STOCKHOLDERS' EQUITY
Preferred stock: $0.0001 par value, 25,000,000 authorized, 0 issued and outstanding
Common stock: $0.0001 par value, 100,000,000 authorized, 6,800,000 issued and outstanding	680	680
Additional paid-in capital	49,320	49,320
Deficit accumulated during the exploration stage	(24,886)	(7,247)
Total stockholders' equity	25,114	42,753
Total liabilities and stockholders' equity	$ 25,114	$ 44,142